Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary and have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and in accordance with the instructions to Form 10-Q and Rule 8-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation. Intercompany transactions are eliminated in the condensed consolidated financial statements. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the preceding fiscal year contained in the Company’s Annual Report on Form 10-K filed on April 9, 2025 with the United States Securities and Exchange Commission (the “SEC”).

The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025. The condensed consolidated balance sheet as of December 31, 2024 has been derived from audited financial statements at that date but does not include all the information required by GAAP for complete financial statements.

Basis of Presentation The Company has prepared the accompanying consolidated financial statements in accordance with GAAP.
Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.

Significant estimates and assumptions reflected in these condensed consolidated financial statements include but are not limited to the fair value of stock options and warrants, and income taxes. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates or assumptions.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods.

Significant estimates and assumptions reflected in these consolidated financial statements include the fair value of stock options and warrants and income taxes. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates or assumptions.

2025 Reverse Stock Split

2025 Reverse Stock Split

On August 27, 2025, by letter received, the Nasdaq Hearings Panel (the “Panel”) of The Nasdaq Stock Market LLC (“Nasdaq”) determined to grant the Company’s request to continue its listing on Nasdaq, subject to (i) the Company regaining compliance with Listing Rule 5250(c)(1), requiring the timely filing of periodic reports (the “Period Filing Rule”), by filing its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2025 and June 30, 2025 on or before September 30, 2025, and (ii) the Company demonstrating compliance with Listing Rule 5550(a)(2), requiring the maintenance of $1.00 per share bid price (the “Bid Price Rule”), on or before October 30, 2025. The Panel’s determination followed a hearing on August 19, 2025, at which the Panel considered the Company’s plan to regain compliance with the Periodic Filing Rule and the Bid Price Rule.

On October 10, 2025, the Company completed a 1-for-10 reverse stock split of its issued and outstanding common stock (the “2025 Reverse Stock Split”). As a result of the 2025 Reverse Stock Split, each share of common stock issued and outstanding immediately prior to October 10, 2025 was automatically converted into one-10th (1/10X) of a share of common stock. The 2025 Reverse Stock Split affected all common stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity, except to the extent that the 2025 Reverse Stock Split would result in a stockholder owning a fractional share. If the split results in fractional shares, then the number of shares for the stockholder is rounded upward. No cash was issued for fractional shares as part of the 2025 Reverse Stock Split.

The 2025 Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of common stock. All outstanding stock options, restricted stock units and warrants entitling their holders to obtain shares of the Company’s common stock were adjusted, as required by the terms of these securities.

All common share and per-share amounts in this Form 10-Q have been retroactively restated to reflect the effect of the 2025 Reverse Stock Split.

Reverse Stock Splits

On October 29, 2024, the Company completed a 1-for-15 reverse stock split of its issued and outstanding common stock. As a result of the reverse stock split, each share of common stock issued and outstanding immediately prior to October 29, 2024 was automatically reclassified and converted into one-fifteenth (1/15th) of a share of common stock (the “2024 Reverse Stock Split”).

On October 10, 2025, the Company completed a 1-for-10 reverse stock split of its issued and outstanding common stock. As a result of the reverse stock split, each share of common stock issued and outstanding immediately prior to October 10, 2025 was automatically reclassified and converted into one-tenth (1/10th) of a share of common stock (the “2025 Reverse Stock Split”, and together with the 2024 Reverse Stock Split, the “Reverse Stock Splits”).

The Reverse Stock Splits affected all common stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity, except to the extent that the reverse stock split resulted in a stockholder of record owning a fractional share. In the 2024 Reverse Stock Split, stockholders of record who were otherwise entitled to receive a fractional share, instead automatically had their fractional shares rounded up to the next whole share. No cash was issued for fractional shares as part of the 2024 Reverse Stock Split. In the 2025 Reverse Stock Split, stockholders of record who were otherwise entitled to receive a fractional share, instead received cash in lieu of such fractional share equal to such fraction multiplied by the average of the closing sales prices of the Movano common stock on the Nasdaq during regular trading hours for the ten consecutive trading days immediately preceding the effective date of the 2025 Reverse Stock Split (with such average closing sales prices being adjusted to give effect to the reverse stock split).

The Reverse Stock Splits did not change the par value of the common stock or the authorized number of shares of common stock. Proportionate adjustments were made to the exercise prices and the number of shares underlying the Company’s equity plans and grants thereunder, as applicable. Additionally, proportionate adjustments were made to the exercise prices and the number of shares underlying all outstanding warrants, as required by the terms of these securities.

All common share and per-share amounts in these consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Splits.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance based upon consolidated financial information, which includes net loss and comprehensive loss as the reported measure of segment profit or loss. The CODM reviews and utilizes functional expenses (cost of revenue, research and development, and sales, general and administrative) at the consolidated level to manage the Company’s operations. The other segment item included in net loss and comprehensive loss is interest and other income, net which is reflected in the condensed consolidated statements of operations and comprehensive loss. Revenues from the sale of the Evie Ring have only been generated in the United States.

The following table is a summary of the significant expenses and consolidated net loss provided to the CODM:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2025	2024	2025	2024
Revenue	$80	$50	$389	$902
Less:
Cost of revenue(1)	276	842	1,279	2,402
Research and development(1)	819	3,260	4,222	8,232
Sales, general and administrative(1)	885	2,793	4,207	7,103
Other segment expenses(2)	2,129	356	3,113	2,276
Consolidated net loss	$(4,029)	$(7,201)	$(12,432)	$(19,111)

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(1)      Excludes stock-based compensation expense. The significant expense categories align with the information that is regularly provided to the CODM.

(2)      Other segment expenses include stock-based compensation expense and interest and other income, net.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance based upon consolidated financial information, which includes net loss and comprehensive loss as the reported measure of segment profit or loss. The CODM reviews and utilizes functional expenses (cost of revenue, research and development, and sales, general and administrative) at the consolidated level to manage the Company’s operations. The other segment item included in net loss and comprehensive loss is interest and other income, net which is reflected in the consolidated statements of operations and comprehensive loss. Revenues from the sale of the Evie Ring have only been generated in the United States. No asset information has been provided for the segment as the CODM does not regularly review asset information.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company invests its excess cash primarily in money market funds, commercial paper, and short-term debt securities. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Cash, Cash Equivalents and Short-term Investments

The Company invests its excess cash primarily in money market funds, commercial paper and short-term debt securities. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2024 and 2023, the Company did not hold any short-term investments.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. Substantially all cash and cash equivalents are held in United States financial institutions. Cash equivalents consist of interest-bearing money market accounts and institutional money market funds. The amounts deposited in the money market accounts may from time to time exceed federally insured limits. The Company has not experienced any losses related to money market accounts and believes the associated credit risk to be minimal due to the financial condition of the depository institutions in which those deposits are held.

The Company is dependent on third-party manufacturers to supply products for manufacturing as well as research and development activities. These programs could be adversely affected by a significant interruption in the supply of such materials.

The Company has no financial instruments with off-balance sheet risk of loss.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. Substantially all cash and cash equivalents are held in United States financial institutions. Cash equivalents consist of interest-bearing money market accounts and institutional money market funds. The amounts deposited in the money market accounts exceed federally insured limits. Further, the Company has amounts in excess of federally insured limits as of December 31, 2024 at one financial institution that totaled approximately $0.5 million. The Company has not experienced any losses related to this account and believes the associated credit risk to be minimal due to the financial condition of the depository institutions in which those deposits are held.

The Company is dependent on third-party manufacturers to supply products for research and development activities. These programs could be adversely affected by a significant interruption in the supply of such materials.

The Company has no financial instruments with off-balance sheet risk of loss.

Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets Prepaid expenses and other current assets were primarily comprised of prepaid expenses and other current receivables.	Prepaid Expenses and Other Current Assets Prepaid expenses and other current assets were primarily comprised of prepaid expenses and other current receivables.
Inventory

Inventory

Inventory, which consists of raw materials and finished goods, is stated at the lower of cost or net realizable value. Cost comprises purchase price and incidental expenses incurred in bringing the inventory to its present location and condition. Cost is computed using the weighted-average cost method.

The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

Inventory

Inventory, which consists of raw materials and finished goods, is stated at the lower of cost or net realizable value. Cost comprises purchase price and incidental expenses incurred in bringing the inventory to its present location and condition. Cost is computed using the weighted-average cost method.

The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimate net realized value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

Software Development Costs

Software Development Costs

Costs related to software development are included in research and development expense until the point that technological feasibility is reached, which, for the Company’s product, will be shortly before the product is released to manufacturing. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the product. During the three and nine months ended September 30, 2025 and 2024, no software development costs were capitalized, and no amortization was recognized.

Software Development Costs

Costs related to software development are included in research and development expense until the point that technological feasibility is reached, which, for the Company’s product, will be shortly before the product is released to manufacturing. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the product. During the years ended December 31, 2024 and 2023, no development costs were capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Impairment of Long-Lived Assets

The Company reviews the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Revenue

Revenue

The Company recognizes revenue from contracts with customers upon transfer of control of promised goods or services at the transaction price which reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The transaction price is calculated as selling price net of variable consideration which may include estimates for future returns and sales incentives related to current period product revenue.

The Company generates revenue from the sale of Evie Rings, portable chargers, charging cables, ring sizers, and mobile applications. As part of the purchase, customers also receive customer support and future unspecified software updates. These items are collectively referred to as the Evie Ring Elements, each of which is distinct and a separate performance obligation. The Company recognizes revenue when control is transferred to the customer in an amount that reflects the net consideration to which the Company expects to be entitled.

In determining how revenue should be recognized, a five-step process is used which includes identifying the contract, identifying the distinct performance obligations, determining the transaction price, allocating the transaction price to each distinct performance obligation, and determining the timing of revenue recognition for each distinct performance obligation.

For each contract, the Company considers the obligation to transfer the Evie Ring Elements, each of which are distinct, to be separate performance obligations.

Transaction price for the Evie Ring Elements reflects the net consideration to which the Company expects to be entitled. Transaction price is based on the sales price. The Company includes an estimate of variable consideration in the calculation of the transaction price at the time of sale. Variable consideration primarily includes product return provisions. The Company classifies the product return provisions as liabilities in the condensed consolidated balance sheet.

The adequacy of the estimates for the variable consideration is reviewed at each reporting date. If the actual amount of consideration differs from the estimates, the Company would adjust the estimates, impacting revenue in the period that such variances become known. If any of the judgments were to change, this change could cause a material increase or decrease in the amount of revenue reported in a particular period.

The Company allocates the transaction price to each performance obligation using the relative stand-alone selling price (“SSP”) for each distinct good or service in the contract. When available, the Company uses observable prices to determine SSP. When observable prices are not available, SSPs are established that reflect the Company’s best estimates of what the selling prices of the performance obligations would be if they were sold regularly on a stand-alone basis. The Company’s process for estimating SSPs without observable prices considers multiple factors that may vary depending upon the unique facts and circumstances related to each performance obligation including, where applicable, prices charged by the Company for similar offerings, market trends in the pricing for similar offerings, product-specific business objectives and the estimated cost to provide the performance obligation.

Revenue associated with the Evie Ring, portable charger, charging cable, ring sizer, and mobile application performance obligations is recognized upon delivery to customers. The performance obligation for the embedded right to receive, on a when-and-if-available basis, customer support and future unspecified software updates, is recognized to revenue on a straight-line basis over the estimated life of the product and is not material in the periods presented. The Company allocates revenue and any related discounts to these performance obligations based on their relative SSPs. Because the Company lacks observable prices for the undelivered performance obligations, the allocation of revenue is based on the Company’s estimated SSPs.

The Company records revenue from the sales of the Evie Ring Elements upon transfer of control of the distinct Evie Ring Elements to the customer. The Company typically determines transfer of control for the Evie Ring Elements based on when the product is delivered, or when the customer has obtained the significant risks and reward of ownership. The future unspecified software updates and customer support that the Company offers are separate performance obligations, and revenue is recognized over time on a ratable basis.

The sales of the Evie Ring Elements include an assurance warranty. Estimated assurance warranties for the three and nine months ended September 30, 2025 and 2024 were not material.

Contract balances represent amounts presented in the condensed consolidated balance sheets when the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. Customer payments are made up-front upon the purchase of products and services. The Company has no accounts receivable as of September 30, 2025 or December 31, 2024, respectively. There were no contract assets at September 30, 2025 or December 31, 2024.

The Company records a contract liability for deferred revenue when cash payments from customers are received prior to the transfer of control or satisfaction of the related performance obligations. Deferred revenue at September 30, 2025 and December 31, 2024 was $8,000 and $36,000, respectively. As of September 30, 2025, the Company expects 100% of total deferred revenue to be realized in less than a year.

The Company offers limited rights of return for a 60-day right of return, whereby customers may return the Evie Ring Elements. The Company’s estimate of future returns requires significant judgement. The Company estimates reserves based on data specific to each reporting period and historical trends to date. The estimate is adjusted each period for actual returns received. The returns reserve is recorded as a reduction of revenue and recognized in other current liabilities. As of September 30, 2025 and December 31, 2024, the balance of product return provisions included in other current liabilities is $11,000 and $0.1 million, respectively.

The Company collects sales taxes at the point of sale and remits the taxes to the proper state authorities. Sales tax is excluded from the measurement of the transaction price.

Shipping and handling costs are incurred as part of fulfillment activities with customers and are included as a component of cost of revenue.

Revenue

The Company recognizes revenue from contracts with customers upon transfer of control of promised goods or services at the transaction price which reflects the consideration the Company expects to be entitled in exchange for those goods or services. The transaction price is calculated as selling price net of variable consideration which may include estimates for future returns and sales incentives related to current period product revenue.

The Company generates revenue from the sale of Evie Rings, portable chargers and charging cables, ring sizers, and mobile applications. As part of the purchase, customers also receive customer support and future unspecified software updates. These items are collectively referred to as the Evie Ring Elements, each of which is distinct and a separate performance obligation.

During the year ended December 31, 2023 the Company began taking pre-orders for the Evie Ring Elements but did not deliver any Evie Rings as of December 31, 2023. During the year ended December 31, 2024 the Company transferred the control of the Evie Ring Elements to the customers. The Company recognizes revenue when control is transferred to the customer in an amount that reflects the net consideration to which the Company expects to be entitled.

In determining how revenue should be recognized, a five-step process is used which includes identifying the contract, identifying the distinct performance obligations, determining the transaction price, allocating the transaction price to each distinct performance obligation, and determining the timing of revenue recognition for each distinct performance obligation.

For each contract, the Company considers the obligation to transfer the Evie Ring Elements, each of which are distinct, to be separate performance obligations.

Transaction price for the Evie Ring Elements reflects the net consideration to which the Company expects to be entitled. Transaction price is based on the sales price. The Company includes an estimate of variable consideration in the calculation of the transaction price at the time of sale. Variable consideration primarily includes product return provisions. The Company classifies the product return provisions as liabilities in the consolidated balance sheet.

The adequacy of the estimates for the variable consideration is reviewed at each reporting date. If the actual amount of consideration differs from the estimates, the Company would adjust the estimates, impacting revenue in the period that such variances become known. If any of the judgments were to change, this change could cause a material increase or decrease in the amount of revenue reported in a particular period.

The Company allocates the transaction price to each performance obligation using the relative standalone selling price (“SSP”) for each distinct good or service in the contract. When available, the Company uses observable prices to determine SSP. When observable prices are not available, SSPs are established that reflect the Company’s best estimates of what the selling prices of the performance obligations would be if they were sold regularly on a stand-alone basis. The Company’s process for estimating SSPs without observable prices considers multiple factors that may vary depending upon the unique facts and circumstances related to each performance obligation including, where applicable, prices charged by the Company for similar offerings, market trends in the pricing for similar offerings, product-specific business objectives and the estimated cost to provide the performance obligation.

Revenue associated with the Evie Ring, portable charger, charging cable, ring sizer, and mobile application performance obligations is recognized upon delivery to customers. The performance obligation for the embedded right to receive, on a when-and-if-available basis, customer support and future unspecified software updates, is recognized to revenue on a straight-line basis over the estimated life of the product and is not material in the periods presented. The Company allocates revenue and any related discounts to these performance obligations based on their relative SSPs. Because the Company lacks observable prices for the undelivered performance obligations, the allocation of revenue is based on the Company’s estimated SSPs.

The Company offers limited rights of return for a 60-day right of return, whereby customers may return the Evie Ring Elements.

The Company records revenue from the sales of the Evie Ring Elements upon transfer of control of the distinct Evie Ring Elements to the customer. The Company typically determines transfer of control for the Evie Ring Elements based on when the product is delivered, or when the customer has obtained the significant risks and reward of ownership. The future unspecified software updates and customer support that the Company offers are separate performance obligations, and revenue is recognized over time on a ratable basis.

The sales of the Evie Ring Elements include an assurance warranty.

Contract balances represent amounts presented in the consolidated balance sheets when the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. Customer payments are made up-front upon the purchase of products and services. The Company has no accounts receivable as of December 31, 2024, December 31, 2023, or December 31, 2022, respectively. There were no contract assets at December 31, 2024, 2023, or 2022, respectively.

The Company records a contract liability for deferred revenue when cash payments from customers are received prior to the transfer of control or satisfaction of the related performance obligations. Deferred revenue at December 31, 2024, December 31, 2023, and December 31, 2022 was $36,000, $1.3 million and $0, respectively. During the years ended December 31, 2024 and 2023, deferred revenue of $1.3 million and $0, respectively, was recognized in revenue. However, returns during the years ended December 31, 2024 and 2023, offset the recognition of revenue, which resulted in $1.0 million and $0 of revenue during the years ended December 31, 2024 and 2023, respectively.

The Company offers limited rights of return for a 60-day right of return, whereby customers may return the Evie Ring Elements. The Company’s estimate of future returns requires significant judgement. The Company estimates reserves based on data specific to each reporting period and historical trends to date. The estimate is adjusted each period for actual returns received. The returns reserve is recorded as a reduction of revenue and recognized in other current liabilities. As of December 31, 2024, December 31, 2023, and December 31, 2022, the balance of product return provisions included in other current liabilities is $0.1 million, $0 and $0, respectively.

The Company collects sales taxes at the point of sale and remits the taxes to the proper state authorities. Sales tax is excluded from the measurement of the transaction price.

Shipping and handling costs are incurred as part of fulfillment activities with customers and are included as a component of cost of revenue.

Costs of Revenue

Costs of Revenue

Costs of revenue consists primarily of material costs, freight charges, purchasing and receiving costs, inspection costs, customer support, data hosting services and other costs, which are directly attributable to the production of the Company’s product. Write-down of inventory to lower of cost or net realizable value is also recorded in cost of goods sold.

Costs of Revenue

Costs of revenue consists primarily of material costs, freight charges, purchasing and receiving costs, inspection costs, customer support, data hosting services and other costs, which are directly attributable to the production of the Company’s product. Write-down of inventory to lower of cost or net realizable value is also recorded in cost of goods sold.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as they are incurred. Advertising expenses were $0.3 million and $0.2 million for the nine months ended September 30, 2025 and 2024, respectively and $3,000 and $49,000 for the three months ended September 30, 2025 and 2024, respectively. These costs are included in “Sales, general and administrative expenses” in the accompanying condensed consolidated statements of operations and comprehensive loss.

Advertising Costs

The Company expenses advertising costs as they are incurred. Advertising expenses were $0.3 million for the year ending December 31, 2024 and $1.4 million for the year ended December 31, 2023. These costs are included in “Sales, general and administrative expenses” in the accompanying consolidated statements of operations and comprehensive loss.

Research and Development

Research and Development

Research and development costs are expensed as incurred and consist of salaries and benefits, stock-based compensation expense, lab supplies and facility costs, as well as fees paid to other nonemployees and entities that conduct certain research and development activities on the Company’s behalf.

Stock-Based Compensation

Stock-Based Compensation

The Company measures equity classified stock-based awards granted to employees, directors, and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term, the volatility of the Company’s common stock, and an assumed risk-free interest rate. The Company accounts for forfeitures as they occur.

Stock-Based Compensation

The Company measures equity classified stock-based awards granted to employees, directors, and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term, the volatility of the Company’s common stock, and an assumed risk-free interest rate. The Company accounts for forfeitures as they occur.

Common Stock Warrants

Common Stock Warrants

The Company assesses each warrant to determine if it meets the characteristics of a liability or a derivative, and if the warrant does meet the characteristics of a liability or a derivative, the warrant is measured at fair value. The derivative liabilities are remeasured at each period end, on a recurring basis, to the estimated fair value with the changes in fair value reflected as current period income or loss until the warrant is exercised, extinguished, or expires. If the warrant does not meet the characteristics of a liability or a derivative, the warrant is classified as equity and recorded at its fair value on the date of issuance. The fair value of warrants is estimated using appropriate pricing models based on the nature and characteristics of the underlying warrants.

Leases

Leases

The Company determines if an arrangement is a lease or implicitly contains a lease at inception based on the lease definition, and if the lease is classified as an operating lease or finance lease in accordance with Accounting Standards Codification 842, Leases (“ASC 842”). Operating and finance leases are included in right-of-use (“ROU”) assets and lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date for existing leases based on the present value of lease payments over the lease term using an estimated discount rate.

For leases which do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments over a similar term. In determining the estimated incremental borrowing rate, the Company considers relevant banking rates and the Company’s costs incurred for underwriting discounts and financing costs in its previous equity financings. The ROU assets also include any lease payments made and exclude lease incentives. For operating leases, lease expense is recognized on a straight-line basis over the lease term. Lease and non-lease components within a contract are generally accounted for separately. Short-term leases of twelve months or less, if any. are expensed as incurred which approximates the straight-line basis due to the short-term nature of the leases.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. As the Company maintained a full valuation allowance against its deferred tax assets, the changes resulted in no provision or benefit from income taxes during the three and nine months ended September 30, 2025 and 2024, respectively.

The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes a liability for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The liability is adjusted considering changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of liability provisions and changes to the liability that are considered appropriate. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

For interim periods, the Company estimates its annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before income taxes. The Company computes the tax provision or benefit related to items reported separately and recognizes the items net of their related tax effect in the interim periods in which they occur. The Company recognizes the effect of changes in enacted tax laws or rates in the interim periods in which the changes occur. The Company does not have any expected income taxes in any jurisdiction as of September 30, 2025.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. As the Company maintained a full valuation allowance against its deferred tax assets, the changes resulted in no provision or benefit from income taxes during the years ended December 31, 2024 and 2023.

The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes a liability for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The liability is adjusted considering changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of liability provisions and changes to the liability that are considered appropriate. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Net Loss Per Share

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding during the period, without consideration for common stock equivalents. The weighted average number of common shares used in calculating basic and diluted net loss per share includes the weighted-average pre-funded common stock warrants outstanding during the period as they are exercisable at any time for nominal cash consideration. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive.

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding during the period, without consideration for common stock equivalents. The weighted average number of common shares used in calculating basic and diluted net loss per share includes the weighted-average pre-funded common stock warrants outstanding during the period as they are exercisable at any time for nominal cash consideration. Diluted net loss per share is the same as basic net loss per share since the effects of potentially dilutive securities are antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The Company adopted this accounting standard on December 31, 2024. The adoption has no impact on our financial statements nor resulted in incremental disclosures within the footnotes to the consolidated financial statements. See Note 2 under “Segment Information” for additional information

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosures, in the notes to the financial statements, of certain categories of expenses that are included in expense line items on the face of the income statement. The pronouncement’s amendments are effective for public business entities for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company will adopt this guidance on a prospective basis in the annual financial statements for the year ending December 31, 2025. As it only requires additional disclosures, this pronouncement will not have a significant impact on the Company’s consolidated financial condition or results of operations.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Subtopic 740): Improvements to Income Tax Disclosures, which includes amendments that further enhance income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The pronouncement’s amendments are effective for public business entities for annual periods beginning after December 15, 2024. The Company will adopt this guidance on a prospective basis in the annual financial statements for the year ending December 31, 2025. As it only requires additional disclosures, this pronouncement will not have a significant impact on the Company’s consolidated financial condition or results of operations.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The amendments in this Update (i) remove all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic 350-40, (ii) specify that the disclosures in Subtopic 360-10, Property, Plant, and Equipment — Overall, are required for all capitalized internal-use software costs, regardless of how those costs are presented in the financial statements, (iii) clarify that the intangibles disclosures in paragraphs 350-30-50-1 through 50-3 are not required for capitalized internal-use software costs, and (iv) supersede the website development costs guidance and incorporate the recognition requirements for website-specific development costs from Subtopic 350-50 into Subtopic 350-40. The pronouncement’s amendments are effective for all entities for annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of this pronouncement and does not expect that it has a significant impact on the Company’s consolidated financial condition or results of operations.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates annual and interim reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The Company adopted this ASU on December 31, 2024, and applied the amendments retrospectively to all prior periods presented in our consolidated financial statements. For further discussion, refer to the Segment Information section in Note 2 “Summary of Significant Accounting Policies.”

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends the guidance in ASC 740, Income Taxes. The pronouncement is intended to improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The pronouncement’s amendments are effective for public business entities for annual periods beginning after December 15, 2024. The Company will adopt this guidance on a prospective basis and is currently evaluating the impact of the pronouncement but does not expect any material impacts upon adoption.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, to require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The effective date for the standard is for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the effects adoption of this guidance will have on the consolidated financial statements.